As filed with the Securities and Exchange         File No. 333-87131
Commission on December 13, 2000                   File No. 811-8582

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

-------------------------------------------------------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 2 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

-------------------------------------------------------------------------------

        Variable Annuity Account I of Aetna Insurance Company of America

                       Aetna Insurance Company of America

             5100 West Lemon Street, Suite 213, Tampa, Florida 33609

        Depositor's Telephone Number, including Area Code (860) 273-4686

                           Julie E. Rockmore, Counsel
                       Aetna Insurance Company of America
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

-------------------------------------------------------------------------------

It is proposed that this filing will become effective:

    _____  immediately upon filing pursuant to paragraph (b) of Rule 485
    __X__  on December 14, 2000, pursuant to paragraph (b) of Rule 485

                           VARIABLE ANNUITY ACCOUNT I
                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 481(a)

                                                                        LOCATION - PROSPECTUS
                                                                   DATED MAY 1, 2000, AS AMENDED
FORM N-4                                                                BY SUPPLEMENT DATED
ITEM NO.                    PART A (PROSPECTUS)                          DECEMBER 14, 2000
    1     Cover Page...........................................    Cover Page

    2     Definitions..........................................    Not Applicable

    3     Synopsis.............................................    Contract Overview; Fee Table

    4     Condensed Financial Information......................    Condensed Financial Information

    5     General Description of Registrant, Depositor, and
          Portfolio Companies..................................    Other Topics - The Company; Variable
                                                                   Annuity Account I; Appendix III - Fund
                                                                   Descriptions

    6     Deductions and Expenses..............................    Fee Table; Fees

    7     General Description of Variable Annuity Contracts....    Contract Overview; Other Topics

    8     Annuity Period.......................................    Income Phase

    9     Death Benefit........................................    Death Benefit

   10     Purchases and Contract Value.........................    Contract Purchase and Participation;
                                                                   Your Account Value

   11     Redemptions..........................................    Right to Cancel

   12     Taxes................................................    Taxation

   13     Legal Proceedings....................................    Other Topics - Legal Matters and
                                                                   Proceedings

   14     Table of Contents of the Statement of
          Additional Information...............................    Contents of the Statement of Additional
                                                                   Information




                                                                        LOCATION - PROSPECTUS
                                                                   DATED MAY 1, 2000, AS AMENDED
FORM N-4                                                                BY SUPPLEMENT DATED
ITEM NO.          PART B (STATEMENT OF ADDITIONAL INFORMATION)           DECEMBER 14, 2000

   15     Cover Page...........................................    Cover page

   16     Table of Contents....................................    Table of Contents

   17     General Information and History......................    General Information and History

   18     Services.............................................    General Information and History;
                                                                   Independent Auditors

   19     Purchase of Securities Being Offered.................    Offering and Purchase of Contracts

   20     Underwriters.........................................    Offering and Purchase of Contracts

   21     Calculation of Performance Data......................    Performance Data; Average Annual
                                                                   Total Return Quotations

   22     Annuity Payments.....................................    Income Phase Payments

   23     Financial Statements.................................    Financial Statements


                              PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                 PARTS A AND B

The Prospectus and the Statement of Additional Information each dated May 1, 2000, as amended, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 2 by reference to Registrant's filings under Rules 497(c) and 497(e), as filed on May 2, 2000 and August 21, 2000, respectively (File No. 333-87131).

A Supplement dated December 14, 2000 to the Prospectus and Statement of Additional Information is included in Parts A and B, respectively, of this Post-Effective Amendment.

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                           VARIABLE ANNUITY ACCOUNT B
                           VARIABLE ANNUITY ACCOUNT C
                           VARIABLE ANNUITY ACCOUNT G

                       AETNA INSURANCE COMPANY OF AMERICA
                           VARIABLE ANNUITY ACCOUNT I

                       SUPPLEMENT DATED DECEMBER 14, 2000

The information in this Supplement updates and amends certain information contained in the Prospectuses, Statements of Additional Information and Contract Prospectus Summaries and replaces the Supplement dated August 21, 2000. You should read this Supplement along with the applicable Prospectus, Statement of Additional Information and Contract Prospectus Summary.

Effective November 17, 2000, Aetna Life Insurance and Annuity Company's ("ALIAC") broker-dealer subsidiary, Aetna Investment Services, Inc. (which was subsequently converted to Aetna Investment Services, LLC) ("AIS"), became the principal underwriter for the securities sold under the prospectus. AIS, a Delaware limited liability company, is registered as a broker-dealer with the Securities and Exchange Commission. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. ALIAC is no longer a registered broker-dealer.

On December 13, 2000, ALIAC and Aetna Insurance Company of America ("AICA") became indirect wholly-owned subsidiaries of ING Groep N.V. ("ING"). ING is a global financial institution active in the fields of insurance, banking and asset management. The terms of your contract will not be affected by this change in ownership. In the future, you may begin to see the use of the ING lion logo on our printed materials.

X.ING-00A                                                          December 2000
COO-1128-009

                               VARIABLE ANNUITY ACCOUNT I
                               PART C - OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:
         (1)   Included in Part A:
               Condensed Financial Information
         (2)   Included in Part B:
               Financial Statements of Variable Annuity Account I:
               - Statement of Assets and Liabilities as of December 31, 1999
               - Statement of Operations for the year ended December 31, 1999
               - Statements of Changes in Net Assets for the years ended
                 December 31, 1999 and 1998
               - Condensed Financial Information for the year ended
                 December 31, 1999
               - Notes to Financial Statements
               - Independent Auditors' Report
               Financial Statements of Depositor:
               - Independent Auditors' Report
               - Statements of Income for the years ended December 31, 1999,
                 1998 and 1997
               - Balance Sheets for the years ended December 31, 1999 and 1998
               - Statements of Changes in Shareholder's Equity for the years ended December 31, 1999, 1998 and 1997
               - Statements of Cash Flows for the years ended December 31, 1999,
                 1998 and 1997
               - Notes to Financial Statements

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Insurance
                 Company of America establishing Variable Annuity Account I(1)
         (2)     Not Applicable
         (3.1)   Selling Agreement(1)
         (3.2)   Principal Underwriting Agreement between Aetna Insurance
                 Company of America and Aetna Investment Services, LLC
                 effective as of November 17, 2000
         (4.1)   Variable Annuity Contract (G2-CDA-99(TORP)FL)(2)
         (4.2)   Certificate (GTCC2-99(TORP)FL) to Variable Annuity Contract
                 G2-CDA-99(TORP)FL(2)
         (5)     Variable Annuity Contract Application(2)
         (6.1)   Articles of Incorporation of Aetna Insurance Company of
                 America dated November 15, 1999 and filed with the Secretary of State of Florida on January 5, 2000(2)
         (6.2)   Amendment to Articles of Incorporation of Aetna Insurance
                 Company of America dated July 18, 2000 and filed with the
                 Secretary of State of Florida on August 21, 2000
         (6.3)   By-laws of Aetna Insurance Company of America(2)




         (7)     Not Applicable
         (8.1) Fund Participation Agreement between Aetna Insurance Company of America and AIM dated November 1, 1999(2)
         (8.2)   Service Agreement between Aetna Insurance Company of America and
                 AIM dated November 1, 1999(2)
         (8.3)   Fund Participation Agreement between Aetna Insurance Company of
                 America, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
                 Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment
                 Management dated as of May 1, 1998(3)
         (8.4)   Amendment No. 1 dated as of May 1, 2000 to Fund Participation
                 Agreement between Aetna Insurance Company of America, Aetna
                 Variable Fund, Aetna Variable Encore Fund, Aetna Income
                 Shares, Aetna Balanced VP, Inc., Aetna GET Fund, on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, and Aetna Variable Portfolios, Inc., on behalf of each of its series and Aeltus Investment
                 Management dated as of May 1, 1998(3)
         (8.5)   Service Agreement between Aeltus Investment Management, Inc.
                 and Aetna Insurance Company of America dated May 1, 1998(3)
         (8.6) First Amendment dated as of May 1, 2000 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Insurance
                 Company of America dated May 1, 1998(3)
         (8.7)   Fund Participation Agreement among Calvert Responsibly
                 Invested Balanced Portfolio, Calvert Asset Management Company,
                 Inc. and Aetna Insurance Company of America dated December 1,
                 1997(4)
         (8.8)   Service Agreement between Calvert Asset Management Company,
                 Inc. and Aetna Insurance Company of America dated December 1,
                 1997(4)
         (8.9)   Fund Participation Agreement dated May 1, 2000 between Aetna
                 Insurance Company of America and The Chapman Funds, Inc.
         (8.10)  Fund Participation Agreement among Aetna Insurance Company of
                 America, Variable Insurance Products Fund and Fidelity
                 Distributors Corporation dated October 20, 1995(5)
         (8.11)  Service Agreement between Fidelity Investments Institutional
                 Operations Company and Aetna Insurance Company of America effective as of November 1, 1995
         (8.12)  Amendment effective as of January 1, 1997 to Service
                 Agreement between Fidelity Investments Institutional
                 Operations Company and Aetna Insurance Company of America effective as of November 1, 1995
         (8.13)  Amendment effective as of July 1, 2000 to Service
                 Agreement between Fidelity Investments Institutional
                 Operations Company and Aetna Insurance Company of America effective as of November 1, 1995
         (8.14)  First Amendment dated as of May 1, 1997 to Fund Participation
                 Agreement among Aetna Insurance Company of America, Variable
                 Insurance Products Fund and Fidelity Distributors Corporation dated October 20, 1995(4)
         (8.15)  Fund Participation Agreement among Aetna Insurance Company of
                 America, Variable Insurance Products Fund II and Fidelity
                 Distributors Corporation dated October 20, 1995(5)
         (8.16)  First Amendment dated as of May 1, 1997 to Fund Participation
                 Agreement among Aetna Insurance Company of America, Variable
                 Insurance Products Fund II and Fidelity Distributors
                 Corporation dated October 20, 1995(4)




         (8.17)  Fund Participation Agreement among Janus Capital Corporation,
                 Aetna Insurance Company of America and Janus Aspen Series dated December 8, 1997(6)
         (8.18)  Amendment dated October 12, 1998 to Fund Participation
                 Agreement among Janus Capital Corporation, Aetna Insurance
                 Company of America and Janus Aspen Series dated December 8,
                 1997(6)
         (8.19) Amendment dated August 1, 2000 to Fund Participation Agreement among Janus Capital Corporation, Aetna Insurance Company of
                 America and Janus Aspen Series dated December 8, 1997
         (8.20)  Service Agreement between Janus Capital Corporation and Aetna
                 Insurance Company of America dated as of December 8, 1997(6)
         (8.21)  First Amendment dated as of August 1, 2000 to Service
                 Agreement between Janus Capital Corporation and Aetna
                 Insurance Company of America dated as of December 8, 1997
         (8.22)  Distribution and Shareholder Service Agreement (Service
                 Shares) between Janus Distributors, Inc. and Aetna Insurance
                 Company of America dated as of August 1, 2000
         (8.23) Fund Participation Agreement between Aetna Insurance Company of America, Oppenheimer Variable Account Funds and Oppenheimer
                 Fund, Inc. dated April 1, 1997(7)
         (8.24)  Service Agreement between Aetna Insurance Company of America and Oppenheimer Funds, Inc. dated April 1, 1997(7)
         (8.25)  Administrative Service Agreement between Aetna Insurance
                 Company of America and Agency, Inc.(5)
         (9)     Opinion and Consent of Counsel
         (10)    Consent of Independent Auditors
         (11)    Not applicable
         (12)    Not applicable
         (13)    Schedule for Computation of Performance Data(2)
         (14.1)  Powers of Attorney(8)
         (14.2)  Certificate of Resolution Authorizing Signatures(1)

1. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-59749), as filed on June 1, 1995.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-87131), as filed on December 15, 1999.
3. Incorporated by reference to Pre-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 18, 2000.
4. Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form N-4 (File No. 33-59749), as filed on February 13, 1998.
5. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 22, 1996.

6. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-87131), as filed on September 15, 1999.
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-59749), as filed on April 16, 1997.
8. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form S-2 (File No. 333-49581), as filed on April 4, 2000.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal
Business Address*                   Positions and Offices with Depositor
------------------                  ------------------------------------
Thomas J. McInerney                 Director and President

Deborah Koltenuk                    Vice President, Corporate Controller and
                                    Assistant Treasurer

Shaun P. Mathews                    Director and Senior Vice President

Steven A. Haxton                    Director

David W. O'Leary                    Director

Catherine H. Smith                  Director

Mary Ellen Thibodeau                Corporate Secretary and Counsel

Therese A. Squillacote              Vice President and Chief Compliance Officer

Alastair G. Longley-Cook            Vice President and Corporate Actuary


     *The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 (File No. 33-34370), as filed on December 13, 2000.

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of October 31, 2000, there were 14,414 individuals holding interests in variable annuity contracts funded through Variable Annuity Account I.

ITEM 28.      INDEMNIFICATION

Florida Statutes chapter 607.0850 governs the indemnification of officers, directors, employees and agents of a Florida corporation. Section 607.0850(1) provides that a corporation may indemnify a person who is or was a party to a proceeding by reason of the fact that the person is or was a director, officer, employee or agent of the corporation (or in certain other defined circumstances) against liability (defined as obligations to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to any employee benefit plan, and expenses actually and reasonably incurred with respect to the proceeding). Section 607.0850(2) provides that a corporation may indemnify a person who was or is a party to any proceeding by or in the right of the corporation to procure a judgment in its favor by reason that the person is or was connected to the corporation as noted in subsection (1) against expenses and amounts paid in settlement not exceeding, in the judgment of the board of directors, the estimated expense of litigating the proceeding to conclusion, actually and reasonably incurred in connection with the defense or settlement of such proceeding, including any appeal. Indemnification under both subsection (1) and (2) is subject to a determination that the person seeking indemnification has met the standard of conduct set forth in the applicable subsection. However, pursuant to section 607.0850(3), to the extent that the person seeking indemnification has been successful in defense of any proceeding, claim or issue referred to in subsection (1) or (2), that person shall be indemnified against expenses that he or she actually and reasonably incurred. Expenses incurred by an officer or director in defending any such proceeding may be paid in advance of the final disposition of the proceeding, provided that such person undertakes to repay any such amount if he or she is ultimately found not to be entitled to indemnification pursuant to section 607.0850. Expenses incurred by other employees or agents may be advanced upon such terms and conditions deemed appropriate by the board of directors.

Section 607.0850(4) provides that any indemnification under subsection (1) or
(2), unless made pursuant to a determination by a court, shall be made only as authorized in the specific case upon a determination that that indemnification is proper in the circumstances because the party has met the applicable standard of conduct set forth in subsection (1) or (2). Such determination may be made
(a) by the disinterested directors, pursuant to section 607.0850(4)(a); (b) by a committee duly designated by the board of directors, pursuant to section 607.0850(4)(b); (c) by independent legal counsel, pursuant to section 607.0850(4)(c); or (d) by the shareholders, pursuant to section 607.0850(4)(d). The reasonableness of expenses and authorization of indemnification shall be made in the same manner, except as otherwise required by section 607.0850(5).

The indemnification and advancement of expenses provisions of section 607.0850 are not exclusive, and a corporation may make other or further provisions for the indemnification or advancement of expenses of parties identified in section 607.0850(1), except as otherwise prohibited by section 607.0850(7). Indemnification and advancement of expenses may also be ordered by a court of competent jurisdiction, pursuant to section 607.0850(9). Section 607.0850(12) specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with this statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiary, including the Depositor.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) (formerly Aetna Investment Services, Inc.) also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, and Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company ("ALIAC"), Variable Life Account C of ALIAC, Variable Annuity Account B of ALIAC, Variable Annuity Account C of ALIAC, and Variable Annuity Account G of ALIAC (separate accounts of ALIAC registered as unit investment trusts under the 1940 Act).

     (b) The following are the directors and principal officers of the Principal Underwriter:


Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------

Maureen M. Gillis                                   Director and President

Allan Baker                                         Director and Senior Vice President

Robert L. Francis                                   Director and Senior Vice President

Marie Augsberger                                    Senior Vice President

Steven A. Haxton                                    Senior Vice President

Gary J. Hegedus                                     Senior Vice President

Deborah Koltenuk                                    Vice President, Treasurer and Chief Financial Officer

Therese Squillacote                                 Vice President and Chief Compliance Officer

John F. Todd                                        Corporate Secretary and Counsel (Chief Legal Officer)

Martin T. Conroy                                    Vice President and Assistant Treasurer

Reginald Bowen                                      Vice President

Christina Lareau                                    Vice President

Dwyatt McClain                                      Vice President


Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------

Terran Titus                                        Vice President

William T. Abramowicz                               Vice President

Douglas J. Ambrose                                  Vice President

Louis E. Bachetti                                   Vice President

Ronald R. Barhorst                                  Vice President

Robert H. Barley                                    Vice President

Steven M. Bresler                                   Vice President

David Brounley                                      Vice President

Daniel P. Charles                                   Vice President

Brian D. Comer                                      Vice President

Albert J. DiCristofaro, Jr.                         Vice President

John B. Finigan                                     Vice President

Brian P. Harrington                                 Vice President

Bernard P. Heffernon                                Vice President

William S. Jasien                                   Vice President

Jess D. Kravitz                                     Vice President

George D. Lessner                                   Vice President

Katherine E. Lewis                                  Vice President

Susan J. Lewis                                      Vice President

James F. Lille                                      Vice President

David J. Linney                                     Vice President

Richard T. Mason                                    Vice President

Joseph F. McClain                                   Vice President

Pamela Mulvey                                       Vice President


Name and Principal                                  Positions and Offices with
Business Address*                                   Principal Underwriter
-----------------                                   ---------------------

W. Michael Montgomery                               Vice President

Scott T. Neeb                                       Vice President

Patrick F. O'Christie                               Vice President

Paulette Playce                                     Vice President

Marcellous J. Reed                                  Vice President

Charles A. Dklader                                  Vice President

Frank W. Snodgrass                                  Vice President

S. Bradford Vaughan, Jr.                            Vice President

Mark Woolhiser                                      Vice President

David A. Kelsey                                     Assistant Vice President

Rose-Marie DeRensis                                 Assistant Corporate Secretary

Melinda L. Dziavit                                  Assistant Corporate Secretary


*The principal business address of all directors and officers listed is:
151 Farmington Avenue, Hartford, Connecticut  06156

     (c)   Not Applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the Service Center of the Depositor as follows:

                      Aetna Insurance Company of America
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language covering withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code, See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Insurance Company of America represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

       As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account I of Aetna Insurance Company of America, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-87131) and has duly caused this Post-Effective Amendment to be signed on its behalf in the City of Hartford, and State of Connecticut, on the 13th day of December, 2000.

                              VARIABLE ANNUITY ACCOUNT I OF AETNA
                              INSURANCE COMPANY OF AMERICA
                                 (REGISTRANT)

                              By: AETNA INSURANCE COMPANY OF AMERICA
                                 (DEPOSITOR)

                              By:  Thomas J. McInerney*
                                 ----------------------------------
                                   Thomas J. McInerney
                                   President


       As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                         Title                                                                           Date
---------                         -----                                                                           ----

Thomas J. McInerney*             Director and President                                                    )
------------------------         (principal executive officer)                                             )
Thomas J. McInerney                                                                                        )
                                                                                                           )
                                                                                                           )
Deborah Koltenuk*                Corporate Controller                                                      )   December
------------------------         (principal accounting and financial officer)                              )   13, 2000
Deborah Koltenuk                                                                                           )
                                                                                                           )
Steven A. Haxton*                Director                                                                  )
------------------------                                                                                   )
Steven A. Haxton                                                                                           )
                                                                                                           )
                                                                                                           )
Shaun P. Mathews*                Director                                                                  )
------------------------                                                                                   )
Shaun P. Mathews                                                                                           )

                                                                                                           )
David W. O'Leary*                Director                                                                  )
------------------------                                                                                   )
David W. O'Leary                                                                                           )

                                                                                                           )
Catherine H. Smith*              Director                                                                  )
------------------------                                                                                   )
Catherine H. Smith                                                                                         )


By:     /s/ Michael A. Pignatella
       --------------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact

                                      VARIABLE ANNUITY ACCOUNT I
                                             EXHIBIT INDEX


Exhibit No.             Exhibit
-----------             -------

99-B.3.2                Underwriting Agreement between Aetna Insurance Company
                        of America and Aetna Investment Services LLC effective
                        as of November 17, 2000                                              -------------

99-B.6.2                Amendment to Articles of Incorporation of Aetna
                        Insurance Company of America dated July 18, 2000 and
                        filed with the Secretary of State of Florida on August
                        21, 2000                                                             -------------

99-B.8.9                Fund Participation Agreement dated May 1, 2000 between
                        Aetna Insurance Company of America and The Chapman
                        Funds, Inc.                                                          -------------

99-B.8.11               Service Agreement between Fidelity Investments
                        Institutional Operations Company and Aetna Insurance
                        Company of America effective as of November 1, 1995                  -------------

99-B.8.12               Amendment effective as of January 1, 1997 to Service
                        Agreement between Fidelity Investments Institutional
                        Operations Company and Aetna Insurance Company of
                        America effective as of November 1, 1995                             -------------

99-B.8.13               Amendment effective as of July 1, 2000 to Service
                        Agreement between Fidelity Investments Institutional
                        Operations Company and Aetna Insurance Company of
                        America effective as of November 1, 1995                             -------------

99-B.8.19               Amendment dated August 1, 2000 to Fund Participation
                        Agreement among Janus Capital Corporation, Aetna
                        Insurance Company of America and Janus Aspen Series
                        dated December 8, 1997                                               -------------

99-B.8.21               First Amendment dated as of August 1, 2000 to Service
                        Agreement between Janus Capital Corporation and Aetna
                        Insurance Company of America dated as of December 8,
                        1997                                                                 -------------

99-B.8.22               Distribution and Shareholder Service Agreement (Service
                        Shares) between Janus Distributors, Inc. and Aetna
                        Insurance Company of America dated as of August 1, 2000              -------------

99-B.9                  Opinion and Consent of Counsel                                       -------------

99-B.10                 Consent of Independent Auditors                                      -------------

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